Consolidated Statements Of Changes In Equity (Parenthetical) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Common share issuance		CAD 26.0
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	CAD (19.0)	CAD 5.0